Summary of Significant Accounting Policies - Fair Value Hierarchy for Financial Assets and Financial Liabilities Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 25,703	$ 51,615
Corporate Bond Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	21,799
Commercial Paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	4,197
Quoted Prices in Active Markets (Level1) | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	25,703	51,615
Significant Other Observable Inputs (Level 2) | Corporate Bond Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	21,799
Significant Other Observable Inputs (Level 2) | Commercial Paper
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term Investments	$ 4,197